Note 24 Provisions for taxes, legal contingencies and other provisions changes over the year (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Changes over the year of provisions for taxes, legal contingencies and other provisions [Line Items]
Provisions for taxes legal contingents and other provisions		€ 1,065	€ 990	€ 1,091
Additions of provisions for taxes legal contingents and other provisions	[1]	651	417	1,175
Acquisition of subsidiaries of provisions for taxes legal contingents and other provisions		0	0	0
Unused amounts reversed during the year of provisions for taxes legal contingents and other provisions		(385)	(130)	(227)
Amount used and other variations of provisions for taxes legal contingents and other provisions	[1]	(183)	(211)	(1,050)
Provisions for taxes legal contingents and other provisions		€ 1,148	€ 1,065	€ 990

[1]	(1) In 2021, it includes the initial recognition of the estimated cost of the collective layoff procedure that was carried out at Banco Bilbao Vizcaya Argentaria, S.A., and the subsequent reclassification from "Other provisions" to "Other long term employee benefits" for the remaining amount at the time of the reclassification